Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables [Abstract]
Trade and Other Receivables
Trade and other receivables as of December 31, 2019 and 2020 are as follows:

		2019
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,147,683	(208,505)	—	6,939,178
Other receivables		792,147	(27,579)	(2,294)	762,274

		7,939,830	(236,084)	(2,294)	7,701,452

Non-current assets
Trade receivables		338,261	(4,254)	(382)	333,625
Other receivables		1,759,930	(86,576)	(4,682)	1,668,672

		2,098,191	(90,830)	(5,064)	2,002,297

	￦	10,038,021	(326,914)	(7,358)	9,703,749

		2020
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,370,923	(208,184)	—	7,162,739
Other receivables		799,598	(42,332)	(1,535)	755,731

		8,170,521	(250,516)	(1,535)	7,918,470

Non-current assets
Trade receivables		227,261	(806)	—	226,455
Other receivables		1,728,486	(90,047)	(3,325)	1,635,114

		1,955,747	(90,853)	(3,325)	1,861,569

	￦	10,126,268	(341,369)	(4,860)	9,780,039

Other receivables
Other receivables as of December 31, 2019 and 2020 are as follows:

		2019
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	376,438	(27,201)	—	349,237
Accrued income		68,921	—	—	68,921
Deposits		273,887	—	(2,294)	271,593
Finance lease receivables(*1)		60,304	(378)	—	59,926
Others		12,597	—	—	12,597

		792,147	(27,579)	(2,294)	762,274

Non-current assets
Non-trade receivables		196,821	(78,654)	—	118,167
Accrued income		2,222	—	—	2,222
Deposits		338,989	—	(4,682)	334,307
Finance lease receivables(*2)		1,118,537	(484)	—	1,118,053
Others		103,361	(7,438)	—	95,923

		1,759,930	(86,576)	(4,682)	1,668,672

	￦	2,552,077	(114,155)	(6,976)	2,430,946

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 112,789 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 1,218,934 million.

		2020
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	441,031	(37,062)	—	403,969
Accrued income		38,956	—	—	38,956
Deposits		239,011	—	(1,535)	237,476
Finance lease receivables(*1)		57,084	(365)	—	56,719
Others		23,516	(4,905)	—	18,611

		799,598	(42,332)	(1,535)	755,731

Non-current assets
Non-trade receivables		215,136	(80,451)	—	134,685
Accrued income		834	—	—	834
Deposits		364,855	—	(3,325)	361,530
Finance lease receivables(*2)		1,065,982	(625)	—	1,065,357
Others		81,679	(8,971)	—	72,708

		1,728,486	(90,047)	(3,325)	1,635,114

	￦	2,528,084	(132,379)	(4,860)	2,390,845

(*1)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 105,127 million.

(*2)	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦ 1,087,559 million.

Aging analysis of trade receivables
Aging analysis of trade receivables as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Trade receivables: (not overdue)	￦	7,338,757	7,274,773

Trade receivables: (impairment reviewed)		147,187	323,411

Less than 60 days		6,555	3,505
60 ~ 90 days		1,899	28,729
90 ~ 120 days		2,106	10,687
120 days ~ 1 year		37,357	34,036
Over 1 year		99,270	246,454

		7,485,944	7,598,184
Less: allowance for doubtful accounts		(212,759)	(208,990)
Less: present value discount		(382)	—

	￦	7,272,803	7,389,194

Aging analysis of other receivables
Aging analysis of other receivables as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Other receivables: (not overdue)	￦	2,327,640	2,363,967

Other receivables: (impairment reviewed)		224,437	164,117

Less than 60 days		98,220	46,399
60 ~ 90 days		2,034	31,183
90 ~ 120 days		14,135	1,873
120 days ~ 1 year		26,212	11,803
Over 1 year		83,836	72,859

		2,552,077	2,528,084
Less: allowance for doubtful accounts		(114,155)	(132,379)
Less: present value discount		(6,976)	(4,860)

	￦	2,430,946	2,390,845

Changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018		2019		2020
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	173,583	78,008	215,868	104,726	212,759	114,155
Effect of change in accounting policy		6,641	128	—	—	—	—
Loss allowance as at January 1 under IFRS 9		180,224	78,136	215,868	104,726	212,759	114,155
Bad debt expense		41,498	17,817	29,221	19,206	24,021	27,329
Write-off		(7,696)	(244)	(10,106)	(1,146)	(20,332)	(1,910)
Reversal		(1,726)	(143)	(41,940)	—	(3,373)	(2,464)
Others		3,568	9,160	19,716	(8,631)	(4,085)	(4,731)

Ending balance	￦	215,868	104,726	212,759	114,155	208,990	132,379